Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 30,645	$ 27,155
Cash flow used in financing activities
Increase in notes payable	111	351
Issue of long-term debt	1,951	4,985
Repayment of long-term debt	(2,023)	(2,751)
Cash dividends paid on common and preferred shares	(3,448)	(3,257)
Cash dividends paid by subsidiaries to non-controlling interests	(39)	(86)
Increase (decrease) in securitized receivables	700	(150)
Other financing activities	(31)	19
Total cash flows from (used in) financing activities excluding equity	(2,779)	(889)
Non-cash changes arising from
Increase in lease liabilities	1,008	787
Dividends declared on common and preferred shares	3,508	3,306
Dividends declared by subsidiaries to non-controlling interests	39	87
Effect of changes in foreign exchange rates	0	0
Business acquisition	8	12
Business disposition	(14)
Other	93	187
Total non-cash changes	4,642	4,379
Ending balance	32,508	30,645
TOTAL
Cash flow used in financing activities
Other financing activities		19
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	29,673	26,323
Cash flow used in financing activities
Increase in notes payable	42	378
Issue of long-term debt	1,951	4,985
Repayment of long-term debt	(2,023)	(2,751)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Increase (decrease) in securitized receivables	700	(150)
Other financing activities	(13)	(36)
Total cash flows from (used in) financing activities excluding equity	657	2,426
Non-cash changes arising from
Increase in lease liabilities	1,008	787
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	437	(23)
Business acquisition	8	12
Business disposition	(14)
Other	151	148
Total non-cash changes	1,590	924
Ending balance	31,920	29,673
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	79	66
Cash flow used in financing activities
Increase in notes payable	69	(27)
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Increase (decrease) in securitized receivables	0	0
Other financing activities	0	13
Total cash flows from (used in) financing activities excluding equity	69	(14)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(437)	23
Business acquisition	0	0
Business disposition	0
Other	(18)	4
Total non-cash changes	(455)	27
Ending balance	(307)	79
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	811	766
Cash flow used in financing activities
Increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	(3,448)	(3,257)
Cash dividends paid by subsidiaries to non-controlling interests	(39)	(86)
Increase (decrease) in securitized receivables	0	0
Other financing activities	0	0
Total cash flows from (used in) financing activities excluding equity	(3,487)	(3,343)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	3,508	3,306
Dividends declared by subsidiaries to non-controlling interests	39	87
Effect of changes in foreign exchange rates	0	0
Business acquisition	0	0
Business disposition	0
Other	(4)	(5)
Total non-cash changes	3,543	3,388
Ending balance	867	811
OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance	82	0
Cash flow used in financing activities
Increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Increase (decrease) in securitized receivables	0	0
Other financing activities	(18)	42
Total cash flows from (used in) financing activities excluding equity	(18)	42
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisition	0	0
Business disposition	0
Other	(36)	40
Total non-cash changes	(36)	40
Ending balance	$ 28	$ 82